Consolidated Statement of Cash Flows - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Income for the fiscal year before income tax	$ 511,121,334	$ 473,594,762	$ 2,477,083,018
Adjustment for the total monetary effect of the fiscal year	1,053,216,612	3,103,695,875	3,749,542,092
Adjustments to obtain cash flows from operating activities:
Amortization and depreciation	178,815,285	181,722,120	166,432,836
Credit loss expense on financial assets	538,422,387	142,213,553	131,684,527
Difference in quoted prices of foreign currency	(410,234,915)	(303,462,160)	(1,488,724,579)
Other adjustments	(193,559,205)	(1,797,844,046)	346,041,083
Net increase / decrease from operating assets:
Debt securities at fair value through profit or loss	(81,165,357)	6,130,165,181	(2,606,513,375)
Derivative financial instruments	17,421,464	12,283,354	26,323,072
Repo transactions	(181,151,259)	1,763,430,242	(478,903,530)
Loans and other financing
Non-financial public sector	(136,475,904)	(78,507,321)	6,176,940
Other financial entities	(34,592,663)	(54,503,436)	(20,274,525)
Non-financial private sector and foreign residents	(3,442,651,720)	(2,394,891,614)	805,673,322
Other debt securities	(273,581,807)	(5,553,576,087)	690,084,794
Financial assets delivered as guarantee	(22,146,067)	55,631,689	9,075,784
Equity Instruments at fair value through profit or loss	(18,763,210)	(2,265,844)	(1,172,620)
Other assets	(6,048,515)	(123,451,664)	47,294,316
Deposits
Non-financial public sector	(207,917,643)	310,801,203	(171,487,278)
Financial sector	2,803,254	(42,008,385)	43,074,276
Non-financial private sector and foreign residents	2,815,786,963	1,156,600,730	(3,689,912,744)
Liabilities at fair value through profit or loss	5,266,519	(30,155,456)	(23,373,155)
Derivative financial instruments	(1,239,823)	(6,390,989)	(16,466,238)
Repo transactions	(24,937,296)	(42,672,331)	67,609,627
Other liabilities	510,428,249	157,243,062	(237,378,948)
Income tax paid	(43,618,659)	(423,864,372)	(76,040,493)
Total cash from operating activities	555,198,024	2,633,788,066	(244,151,798)
Cash flows from investing activities
Acquisition of PPE, intangible assets and other assets	(171,945,365)	(163,799,643)	(163,494,821)
Obtaining control of subsidiaries or other businesses		(11,216,178)	(62,897,745)
Other payments related to investing activities		(851,467)	(1,784,021)
Other collections related to investing activities			461,138,258
Total cash used in investing activities (B)	(171,945,365)	(175,867,288)	232,961,671
Payments:
Dividends	(155,512,151)	(614,254,882)	(514,741)
Acquisition of own shares	(180,981)
Non-subordinated corporate bonds	(59,352,355)	(108,479,558)	(13,973,237)
Financing from local financial entities		(7,774,600)	(21,765,743)
Subordinated corporate bonds	(41,308,474)	(37,319,313)	(37,077,213)
Other payments related to financing activities	(15,362,689)	(10,976,084)	(11,273,956)
Collections / Incomes:
Non-subordinated corporate bonds	720,401,897		84,441,835
Financing from local financial entities	85,421,927
Total cash from / (used in) financing activities (C)	534,107,174	(778,804,437)	(163,055)
Effect of exchange rate fluctuations (D)	784,706,314	481,368,055	2,604,739,482
Monetary effect on cash and cash equivalents (E)	(950,131,277)	(2,359,606,922)	(5,317,253,878)
Net increase / (decrease) in cash and cash equivalents (A+B+C+D+E)	751,934,870	(199,122,526)	(2,723,867,578)
Cash and cash equivalents at the beginning of the fiscal year	3,766,926,716	3,966,049,242	6,689,916,820
Cash and cash equivalents at the end of the fiscal year	$ 4,518,861,586	$ 3,766,926,716	$ 3,966,049,242